January 11, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549




                        Re: Prudential Variable Appreciable Account
                            (Registration No. 33-61079)


Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Pre-Effective Amendment No. 1 and (ii) that the text of Pre-Effective Amendment No. 1 was filed electronically on December 26, 1995.




                               By:
                                   -------------------------------------------
                                   Thomas C. Castano
                                   Assistant Secretary
                                   The Prudential Insurance Company of America